Semiannual Report to Shareholders dated June 30, 1997 for:

PRINCIPAL SPECIAL MARKETS FUND, INC.

International Securities Portfolio

Mortgage-Backed Securities Portfolio

A MESSAGE FROM THE PRESIDENT


Dear Shareholder

Equity and fixed income markets showed continued strength in 1997. A robust economy and few, if any, inflationary worries have resulted in large stock gains and stable bond prices so far this year. Most international markets turned in positive performances, as well. During the first six months of the year, The Principal Special Markets Fund--Mortgage- Backed Securities Portfolio and International Securities Portfolio--rewarded investors with a positive return. Through June 30, the two portfolios returned 3.66% and 18.55%, respectively. As always, shareholders are reminded that past performance is not a guarantee of future results.

Marty Schafer--Mortgage-Backed Securities Portfolio
"Currently, all signs of inflation remain benign. However, investors should recognize that the Fed may again choose to raise interest rates to control growth. Assuming this happens, short-term investors may suffer disappointing results. But, long-term investors will be rewarded with an excellent opportunity to accumulate fixed-income assets."

Scott Opsal--International Securities Portfolio
"Developments in international equity markets have focused heavily on a strong U.S. dollar. The strong dollar results in foreign imports appearing cheaper and more attractive to U.S. buyers which improves prospects for companies and countries selling goods to the U.S. During the first half of the year, this phenomenon translated into impressive gains in European markets. Our strategy centers on finding companies with consistent earnings growth at reasonable prices. As a result of strong advances in Europe, we are now looking more closely at markets outside Europe."

We thank you for helping us to enjoy another successful year and look forward to serving your future investment needs. We hope that your find this Semiannual Report useful and informative.

Sincerely

/s/ Stephan L. Jones

Stephan L. Jones
President


INDEX TO REPORT FOR
PRINCIPAL SPECIAL MARKETS FUND, INC.


                                                                  Page
           Statements of Assets and Liabilities................    2
           Statements of Operations ...........................    3
           Statements of Changes in Net Assets.................    4
           Notes to Financial Statements.......................    5
           Schedules of Portfolio Investments .................    8
           Financial Highlights................................   12

June 30, 1997

STATEMENTS OF ASSETS AND LIABILITIES

PRINCIPAL SPECIAL MARKETS FUND, INC.

                                                                                International                 Mortgage-Backed
                                                                                  Securities                    Securities
(unaudited)                                                                       Portfolio                      Portfolio


    Investments in Securities -- at cost.............................             $29,234,103                  $15,128,548



    Assets
    Investment in securities -- at value (Note 4)....................              38,716,990                   15,002,700
    Cash.............................................................                  26,466                      360,647
    Receivables:
       Investment securities sold....................................                  49,328                       --
       Dividends and interest receivable.............................                 138,353                       84,670
    Other assets.....................................................                     581                        7,690

                                                        Total Assets               38,931,718                   15,455,707


    Liabilities
    Accrued expenses.................................................                  14,918                        6,393
    Payables:
       Dividends to shareholders.....................................                 --                            12,482
       Investment securities purchased...............................               1,493,994                       --

                                                   Total Liabilities                1,508,912                       18,875


    Net Assets Applicable to Outstanding Shares......................             $37,422,806                  $15,436,832




    Capital Stock (par value: $.01 a share)
    Shares authorized................................................             100,000,000                  100,000,000
    Shares issued and outstanding....................................               2,316,558                    1,548,520

    Net Asset Value Per Share........................................                  $16.15                        $9.97




    Net Assets Consist of:
    Capital Stock....................................................             $    23,166                  $    15,485
    Additional paid-in capital.......................................              26,980,171                   16,647,668
    Accumulated undistributed net investment income..................                 400,806                       --
    Accumulated undistributed net realized gain (loss) from:
       Investment transactions.......................................                 541,068                   (1,100,473)
       Foreign currency transactions.................................                  (4,250)                      --
    Net unrealized appreciation (depreciation) of investments........               9,482,887                     (125,848)
    Net unrealized appreciation/depreciation on translation of
       assets and liabilities in foreign currencies..................                  (1,042)                      --

                                                    Total Net Assets              $37,422,806                  $15,436,832

   See accompanying notes.

Six Months Ended June 30, 1997

STATEMENTS OF OPERATIONS

PRINCIPAL SPECIAL MARKETS FUND, INC.

                                                                                International                 Mortgage-Backed
                                                                                 Securities                     Securities
(unaudited)                                                                       Portfolio                      Portfolio


    Net Investment Income
    Income:
       Dividends.......................................................           $  553,499                      $  --
       Less: Withholding tax on foreign dividends......................               67,354                         --
       Interest........................................................               43,857                       515,289

                                                           Total Income              530,002                       515,289
    Expenses:
       Management and investment advisory fees (Note 3)................              135,189                        33,458

                                                  Net Investment Income              394,813                       481,831

    Net Realized and Unrealized Gain (Loss) on Investments
    and Foreign Currency
    Net realized gain (loss) from:
       Investment transactions.........................................              548,792                         --
       Foreign currency transactions...................................               (4,250)                        --
    Net increase (decrease) in unrealized appreciation/depreciation on:
       Investments.....................................................            4,367,367                        64,767
       Translation of assets and liabilities in foreign currencies.....               (1,175)                        --



                             Net Realized and Unrealized Gain (Loss) on
                                       Investments and Foreign Currency            4,910,734                        64,767


                                             Net Increase in Net Assets
                                              Resulting from Operations           $5,305,547                      $546,598

   See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS

PRINCIPAL SPECIAL MARKETS FUND, INC.

                                                                                International                 Mortgage-Backed
                                                                                  Securities                    Securities
(unaudited)                                                                       Portfolio                      Portfolio
                                                                           Six Months       Year          Six Months       Year
                                                                              Ended         Ended           Ended          Ended
                                                                            June 30,     December 31,      June 30,     December 31,
                                                                              1997           1996             1997          1996
    Operations
    Net investment income  ..........................................     $   394,813    $   394,151     $   481,831   $    939,015
    Net realized gain (loss) from investment transactions............         548,792        951,597          --           (25,440)
    Net realized (loss) from foreign currency transactions...........          (4,250)        (4,388)         --            --
    Net increase (decrease) in unrealized
       appreciation/depreciation on investments and translation
       of assets and liabilities in foreign currencies...............       4,366,192      3,301,549          64,767      (318,191)

                                           Net Increase in Net Assets
                                            Resulting from Operations       5,305,547      4,642,909         546,598       595,384



    Dividends and Distributions to Shareholders
    From net investment income.......................................          (4,531)      (296,191)       (481,831)     (939,015)
    Excess distribution of net investment income (Note 1)............          --           (154,476)         --            --
    From net realized gain on investments and
       foreign currency transactions.................................         (95,781)    (1,043,459)         --            --

                                                                             (100,312)    (1,494,126)       (481,831)     (939,015)

    Capital Share Transactions (Note 5)
    Shares sold......................................................       4,010,600      7,000,000          --            --
    Shares issued in reinvestment of dividends
       and distributions.............................................          61,353        963,318         403,807       788,841
    Shares redeemed..................................................         (15,006)      (202,611)         --            --

                                      Net Increase in Net Assets from
                                           Capital Share Transactions       4,056,947      7,760,707         403,807       788,841

                                                       Total Increase       9,262,182     10,909,490         468,574       445,210



    Net Assets
    Beginning of period..............................................      28,160,624     17,251,134      14,968,258    14,523,048

    End of period (including undistributed net investment
       income as set forth below)....................................     $37,422,806    $28,160,624     $15,436,832   $14,968,258



    Undistributed Net Investment Income..............................     $   400,806    $    10,524     $    --       $    --

    See accompanying notes.

June 30, 1997
NOTES TO FINANCIAL STATEMENTS
(unaudited)

PRINCIPAL SPECIAL MARKETS FUND, INC.

Note 1 -- Significant Accounting Policies

Principal Special Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of two portfolios (known as the International Securities and Mortgage-Backed Securities Portfolios).

The Fund values securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities and preferred stocks, the investments are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

With respect to the International Securities Portfolio, the value of foreign securities in foreign currency amounts are expressed in U.S. Dollars at the closing daily rate of exchange. Shares listed on the Korean Stock Exchange (KSE) which are traded by foreign investors in foreign over-the-counter transactions generally are valued at prices the Manager believes would be obtained if such shares were sold, provided that the Board determines that such valuations are accurate; otherwise such KSE shares will be valued using the procedures for listed securities. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing on valuation date.

Since the carrying amount of the foreign securities of the International Securities Portfolio is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Fund may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Fund's cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Princor Management Corporation. These balances may be invested in one or more short-term instruments.

The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Fund records dividend income on the ex-dividend date, except dividend income from certain foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

With respect to the Mortgage-Backed Securities Portfolio, all net investment income is declared as a dividend daily to shareholders of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the International Securities Portfolio are recorded on the ex-dividend date.

Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Reclassifications made for the year ended December 31, 1996, were not material.

Due to the timing of dividend distributions and the differences in accounting for net income for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the net income is recorded for financial statement purposes by the portfolio. The difference between the net income distributed on a book versus tax basis is shown as excess distributions of net investment income in the accompanying Statements of Changes in Net Assets.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes is approximately the same as that for financial reporting purposes.

Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees to Princor Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Mutual Life Insurance Company) (the "Manager") and to Invista Capital Management, Inc. ("Invista"), an indirect wholly-owned subsidiary of Principal Mutual Life Insurance Company, pursuant to a sub-advisory agreement. Invista has agreed to assume the obligations of the Manager to provide investment advisory services for the Fund in return for the advisory fee paid by the Fund and to reimburse the Manager for the other costs it incurs under the management agreement. The annual rate used in this calculation for the International Securities Portfolio and the Mortgage-Backed Securities Portfolio is .90% and .45%, respectively, of the average daily value of each portfolio's net assets.

Brokerage commissions were paid to an affiliate by the International Securities Portfolio in the amount of $723 and $1,655 for the six months ended June 30, 1997, and the year ended December 31, 1996, respectively.

At June 30, 1997, Principal Mutual Life Insurance Company owned shares of International Securities Portfolio and Mortgage-Backed Portfolio in the amount of 1,240,722 and 1,301,648, respectively.

 Note 4 -- Investment Transactions

For the six months ended June 30, 1997,the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the portfolios were as follows:

                                                Purchases            Sales

     International Securities Portfolio         $9,557,340         $6,072,525
     Mortgage-Backed Securities Portfolio          369,030            420,172

At June 30, 1997, net unrealized appreciation (depreciation) of investments by the portfolios was composed of the following:

                                                                                     Net Unrealized
                                                Gross Unrealized              Appreciation (Depreciation)
                                           Appreciation   (Depreciation)            of Investments

     International Securities Portfolio     $9,947,567      $(464,680)                $9,482,887
     Mortgage-Backed Securities Portfolio       88,310       (214,158)                  (125,848)

At June 30, 1997, International Securities Portfolio held the following securities which were purchased in private placement transactions and may require registration in order to effect a sale in the ordinary course of business.

                                                                       Value at         Value as a
                                         Date of                       June 30,        Percentage of
         Security Description          Acquisition      Cost             1997           Net Assets

     Alfa SA; Convertible
       Subordinated Debentures           9/26/95       $199,250       $  290,500           .78%
     Fokus Bank                          10/3/96         79,958          118,566           .32
     Hyundai Motor                       10/3/96         94,600           83,850           .22
     Kemira OY                          12/10/96        286,318          216,970           .58
                                         2/24/97         88,695           72,638           .19
                                         4/11/97         95,955           85,845           .23
     Royal Group Technologies Ltd.      11/23/94         58,057          190,423           .51
     Voest-Alpine Stahl                 10/27/95        103,583          154,041           .41
                                         1/11/96         54,207           77,021           .21
                                         3/27/96         55,366           77,021           .21
                                         12/9/96        109,873          140,449           .38
                                                                      ----------          ----
                                                                      $1,507,324          4.04

The Mortgage-Backed Securities Portfolio's investments are with various issuers; while the International Securities Portfolio's investments are with various issuers in various industries. The Schedules of Investments contained herein summarize the concentration of credit risk for Mortgage-Backed Securities Portfolio by issuers and International Securities Portfolio by industry and issuer.

Note 5 -- Capital Share Transactions

Transactions in Capital Stock by portfolio were as follows:

                                          International        Mortgage-Backed
                                      Securities Portfolio  Securities Portfolio

  Six Months Ended June 30, 1997:
  Shares sold.......................        253,324                  --
  Shares issued in reinvestment of
   dividends and distributions......          4,373                40,945
  Shares redeemed...................           (955)                 --

                        Net Increase        256,742                40,945

  Year Ended December 31, 1996:
  Shares sold.......................        528,303                  --
  Shares issued in reinvestment of
   dividends and distributions......         73,625                80,137
  Shares redeemed...................        (16,274)                 --

                        Net Increase        585,654                80,137

Note 6 -- Line of Credit

The Fund has an unsecured line of credit with a bank which allows each portfolio to borrow up to $500,000. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio, based on its borrowings, at a rate equal to the bank's Fed Funds Unsecured Rate plus 100 basis points. Additionally, a commitment fee is charged at the annual rate of .25% on the line of credit. At June 30, 1997, the Fund had no outstanding borrowings under the line of credit.

June 30, 1997
SCHEDULES OF INVESTMENTS


PRINCIPAL SPECIAL MARKETS FUND, INC.
International Securities Portfolio

                                                 Shares
                                                  Held                Value

Common Stocks (95.43%)

Advertising (1.78%)
   WPP Group PLC                                 162,700          $   667,477

Beverages (1.42%)
   Lion Nathan                                    70,000              176,955
   PanAmerican Beverages                          10,800              355,050

                                                                      532,005
Blast Furnace & Basic
Steel Products (1.82%)
   British Steel PLC                              93,000              230,622
   Voest-Alpine Stahl                              9,900(a)(b)        448,532

                                                                      679,154
Broadwoven Fabric Mills,
Cotton (0.50%)
   Roda Vivatex                                  480,000              187,539

Central Reserve Depositories (3.17%)
   Banco Totta & Acores                            9,600              160,610
   Ergo Bank                                          73                4,388
   National Westminster Bank                      31,600              424,680
   Wing Hang Bank                                 98,400              594,417

                                                                    1,184,095
Chewing & Smoking Tobacco (1.34%)
   Imperial Tobacco Group PLC                     78,000              501,737

Combination Utility Services (1.58%)
   ABB AG                                            390              591,213

Commercial Banks (10.61%)
   ABN-AMRO Holdings NV                           31,488              588,194
   Bank of Ireland                                85,436              940,589
   Barclays PLC                                   22,900              454,301
   Fokus Bank                                     14,000(b)           118,566
   Istituto Mobiliare Italiano                    34,000              305,730
   National Australia Bank Ltd.                   37,655              535,126
   Royal Bank of Canada                           11,600              525,951
   Svenska Handelsbanken AB Free                  17,050              502,743
                                                                    3,971,200
Communication Services, NEC (1.02%)
   KPN Royal PTT Nederland                         9,714              381,753

Computer & Office Equipment (0.15%)
   Canon, Inc.                                     2,000               54,531

Construction & Related Machinery (0.56%)
   Powerscreen International PLC                  19,400              211,321

Consumer Products (1.59%)
   Imasco Ltd.                                    20,500              594,393

Crude Petroleum & Natural Gas (0.94%)
   Hardy Oil & Gas                                63,000              350,726

Deep Sea Foreign Transportation
of Freight (0.80%)
   Van Ommeren NV                                  7,642          $   297,205

Department Stores (0.94%)
   Vendex International                            6,414              351,910

Drugs (6.86%)
   Elan Corp. PLC ADR                             10,500(a)           475,125
   Galenica Holdings AG                              350(a)           164,454
   Novartis AG                                       578              925,371
   Pharmacia & Upjohn, Inc.                       16,500              573,375
   Teva Pharmaceutical ADR                         6,600              427,350

                                                                    2,565,675
Electric Light & Wiring
Equipment (0.19%)
   Clipsal Industries Holdings                    20,000               70,800

Electric Services (0.38%)
   Korea Electric Power Corp.                      4,800              143,243

Electronic Components &
Accessories (2.52%)
   Amtek Engineering                              78,500              137,801
   Elec & Eltek International                     96,000              537,600
   Murata Mfg.                                     2,000               79,700
   Varitronix                                    111,000              188,408

                                                                      943,509
Electronic Distribution
Equipment (2.15%)
   Phillips Electronics                           11,200              803,706

Engines & Turbines (3.39%)
   Mabuchi Motor                                   1,100               63,926
   PT United Tractors                            123,000              455,274
   Radex-Heraklith                                 8,900              376,731
   Scapa Group PLC                               106,000              372,237

                                                                    1,268,168
Farm & Garden Machinery (1.26%)
   New Holland NV                                 17,200              470,850

Finance Services (0.72%)
   MBF Capital Berhad                            146,000              268,399

Functions Closely Related
to Banking (0.66%)
   Liechtenstein Global Trust AG                     400              245,567

Gas Production & Distribution (1.25%)
   OMV AG                                          3,650              467,644

General Industrial Machinery (1.00%)
   SKF AB 'B' Free                                14,400              372,460

Holding Offices (1.08%)
   First Pacific Co., Ltd.                       314,893              402,391

Household Appliances (0.63%)
   Fisher & Paykel                                60,263              234,841

Industrial Inorganic Chemicals (2.82%)
   Bayer AG                                       10,500          $   404,927
   Kemira OY                                      39,800(b)           375,453
   Rhone Poulenc                                   6,700              273,892

                                                                    1,054,272
Investment Offices (1.46%)
   Amvescap PLC                                   93,400              544,837

Life Insurance (1.17%)
   QBE Insurance Group Ltd.                       73,000              437,501

Meat Products (5.71%)
   Danisco AS                                     11,200              685,778
   Davomas Abadi                                 270,000(a)           333,128
   Orkla B Ordinary Shares                         7,900              536,322
   Unilever NV                                     2,750              579,945

                                                                    2,135,173
Miscellaneous Chemical Products (1.27%)
   Hoechst AG                                     11,200              474,986

Miscellaneous Converted Paper
Products (0.55%)
   Bunzl PLC                                      64,000              207,172

Miscellaneous Durable Goods (0.84%)
   Hagemeyer NV                                    6,102              315,794

Miscellaneous Furniture &
Fixtures (0.00%)
   PT Surya Toto                                     200                  378

Miscellaneous Manufacturers (0.28%)
   Carter Holt Harvey Ltd.                        41,000              105,868

Miscellaneous Non-Durable
Goods (1.99%)
   Grand Metropolitan PLC                         76,985              745,054

Miscellaneous Plastics
Products, NEC (0.51%)
   Royal Group Technologies Ltd.                   7,100(a)(b)        190,423

Miscellaneous Textile Goods (1.35%)
   Espirit Holdings Ltd.                         714,000              506,888

Miscellaneous Transportation
Equipment (1.25%)
   Autoliv Inc.                                   12,000              469,500

Miscellaneous Wood Products (0.40%)
   Enso OY                                        16,300              150,628

Motor Vehicles & Equipment (1.89%)
   E.C.I.A. - Equipment & Composants               1,900              289,971
   Hyundai Motor Co. Ltd.                          8,600(b)            83,850
   UMW Holdings Berhad                            71,000              334,746

                                                                      708,567
Newspapers (1.31%)
   Publishing & Broadcasting Ltd.                 86,000              491,574

Oil & Gas Field Services (0.70%)
   Eni SPA                                        46,000          $   260,212

Petroleum Refining (3.20%)
   Repsol Petroleo SA                             14,700              622,703
   YPF Sociedad Anonima ADR                       18,700              575,025

                                                                    1,197,728
Photographic Equipment &
Supplies (1.42%)
   PT Bunas Finance Indonesia                    365,000              532,901

Plastic Materials & Synthetics (0.82%)
   Astra AB                                       17,333              308,222

Pulp Mills (2.39%)
   Lassila & Tikanoja Ltd. OY                      4,400              368,484
   UPM-Kymmene OY                                 22,700              524,426

                                                                      892,910
Security & Commodity Services (1.12%)
   Corporacion Bancaria de Espania SA              7,500              420,718

Security Brokers & Dealers (1.55%)
   Peregrine Investment Holdings                 279,000              574,402
   Peregrine Investment - Warrants                14,800(a)             6,495

                                                                      580,897
Soap, Cleaners, & Toilet Goods (1.68%)
   Reckitt & Colman PLC                           42,292              630,312

Special Industry Machinery (0.38%)
   IHC Caland NV                                   2,500              136,910
   Rauma Group                                       312                7,148

                                                                      144,058
Sugar & Confectionary Products (2.54%)
   Nestle                                            610              805,885
   Tate & Lyle                                    19,500              144,907

                                                                      950,792
Telephone Communication (5.96%)
   Nokia Corp. Class A ADR                         6,800              501,500
   Tele Danmark B                                  2,900              150,889
   Telecom Corp. of New Zealand Ltd.             120,000              609,957
   Telecom Italia-DI                             203,000              401,466
   Telefonica de Espana SA                        19,600              567,729

                                                                    2,231,541
Water Transportation of
Freight, NEC (0.56%)
   ICB Shipping AB 'B' Free                       20,466              209,097

                                      Total Common Stock           35,711,515

Preferred Stocks (0.51%)

Commercial Banks (0.51%)
   National Australia Bank ECU Convertible         6,800              189,975

Bonds (0.77%)

Fire, Marine & Casualty
Insurance (0.77%)
   Alfa SA Convertible Subordinated
     Debentures; 8.00%; 9/15/00               $  200,000(b)       $   290,500

Commercial Paper (6.75%)

Personal Credit Institutions (6.75%)
   Associates Corp.;
     6.25%; 7/1/97                             1,025,000            1,025,000
   Ford Motor Credit;
     5.50%; 7/1/97                             1,500,000            1,500,000

                                  Total Commercial Paper            2,525,000

                   Total Portfolio Investments (103.46%)           38,716,990

   Liabilities, net of cash, receivables and other
   assets (-3.46%)                                                 (1,294,184)

                              Total Net Assets (100.00%)          $37,422,806

(a)  Non-income producing security - No dividend paid during the period.
(b)  Restricted security - See Notes 4 to the financial statements.

                       International Securities Portfolio
                             Investments by Country

                             Total Market         Percentage of Total
     Country                     Value               Market Value


   Argentina                 $   575,025                  1.49%
   Australia                   1,654,175                  4.27
   Austria                     1,292,906                  3.34
   Canada                      1,310,768                  3.39
   Denmark                       836,667                  2.16
   Finland                     1,927,639                  4.98
   France                        563,862                  1.46
   Germany                       879,914                  2.27
   Greece                          4,388                   .01
   Hong Kong                   2,273,001                  5.87
   Indonesia                   1,509,220                  3.90
   Israel                        427,350                  1.10
   Italy                         967,408                  2.50
   Japan                         198,156                   .51
   Korea                         227,093                   .59
   Malaysia                      603,145                  1.56
   Mexico                        290,500                   .75
   Netherlands                 3,926,268                 10.14
   New Zealand                 1,127,620                  2.91
   Norway                        654,888                  1.69
   Portugal                      160,610                   .41
   Singapore                     746,201                  1.93
   Spain                     $ 1,611,151                  4.16
   Sweden                      1,862,021                  4.81
   Switzerland                 2,732,492                  7.06
   United Kingdom              6,901,097                 17.82
   United States               3,453,425                  8.92

       Total Market Value    $38,716,990                100.00%

Mortgage-Backed Securities Portfolio


      Description of Issue               Principal
 Type     Rate       Maturity              Amount          Value

Federal National Mortgage Association (FNMA)
Certificates (34.57%)

FNMA      6.00%     1/1/23-3/1/26       $1,086,672     $ 1,014,285
FNMA      6.25      4/1/26                 394,839         372,799
FNMA      7.00      8/1/23               3,191,392       3,147,472
FNMA      7.50      6/1/23                 796,042         802,435

                           Total FNMA Certificates       5,336,991

Government National Mortgage Association (GNMA)
Certificates (57.63%)

GNMA I    6.00      2/15/23-1/15/24      1,027,732         961,506
GNMA I    6.50      2/15/23-1/15/24      2,548,343       2,456,570
GNMA I    7.50      6/15/23-3/15/27      1,319,702       1,330,516
GNMA II   5.50      3/20/26                182,267         160,792
GNMA II   6.00      1/20/23-9/20/26      3,916,150       3,620,694
GNMA II   6.50      10/20/25               383,386         365,869

                          Total  GNMA Certificates       8,895,947

Federal Home Loan Mortgage Corporation
(FHLMC) Certificates (4.99%)

FHLMC     5.50      2/1/24-3/1/24          673,629         616,542
FHLMC     6.00      4/1/24                 163,523         153,220

                         Total  FHLMC Certificates         769,762

              Total Portfolio Investments (97.19%)      15,002,700

Cash, receivables and other assets,
   net of liabilities (2.81%)                              434,132

                        Total Net Assets (100.00%)     $15,436,832

FINANCIAL HIGHLIGHTS

PRINCIPAL SPECIAL MARKETS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each period:

                                                           Income from
                                                       Investment Operations                          Less Distributions
                                                  ------------------------------- -------------------------------------------------

                                                        Net Realized
                                                             and                                Excess
                                       Net Asset   Net   Unrealized      Total    Dividends  Distributions    Distribu-
                                       Value at  Invest-    Gain         from      from Net    from Net         tions       Total
                                       Beginning  ment    (Loss) on   Investment  Investment  Investment    from Capital  Distribu-
                                       of Period Income  Investments  Operations    Income      Income          Gains       tions
  INTERNATIONAL SECURITIES PORTFOLIO

    Six Months Ended June 30, 1997      $13.67    $.17      $2.36        $2.53      $ --        $ --           $(.05)      $(.05)
    Year Ended December 31,
      1996                               11.70     .31       2.46         2.77       (.16)       (.07)          (.57)       (.80)
      1995                               11.29     .19       1.11         1.30       (.10)       (.07)          (.72)       (.89)
      1994                               12.87     .13       (.95)        (.82)      (.12)       (.13)          (.51)       (.76)
    Period Ended December 31, 1993(a)    10.01     .07       2.91         2.98       (.10)        --            (.02)       (.12)

  MORTGAGE-BACKED SECURITIES PORTFOLIO

    Six Months Ended June 30, 1997        9.93     .32        .04          .36       (.32)        --             --         (.32)
    Year Ended December 31,
      1996                               10.17     .64       (.24)         .40       (.64)        --             --         (.64)
      1995                                9.11     .65       1.06         1.71       (.65)        --             --         (.65)
      1994                               10.10     .63       (.99)        (.36)      (.63)        --             --         (.63)
    Period Ended December 31, 1993(a)    10.01     .34        .09          .43       (.34)        --             --         (.34)

                                                                        Ratios/Supplemental Data
                                                            -------------------------------------------------


                                                                                             Ratio of Net
                                        Net Asset                                Ratio of     Investment
                                         Value at               Net Assets at   Expenses to    Income to     Portfolio     Average
                                         End of      Total     End of Period     Average       Average       Turnover    Commission
                                          Period     Return    (in thousands)   Net Assets    Net Assets        Rate         Rate



  INTERNATIONAL SECURITIES PORTFOLIO

    Six Months Ended June 30, 1997       $16.15     18.55%(c)      37,423         .90%          2.63%         40.8%(b)      $.0168
    Year Ended December 31,
      1996                                13.67     24.12%         28,161         .90%          1.90%         25.5%          .0187
      1995                                11.70     12.02%         17,251         .90%          1.79%         46.0%           N/A
      1994                                11.29     (6.45)%        15,542         .90%           .94%         37.0%           N/A
    Period Ended December 31, 1993(a)     12.87     29.95%(c)      16,838         .90%(b)       1.21%(b)       6.9%(b)        N/A

  MORTGAGE-BACKED SECURITIES PORTFOLIO

    Six Months Ended June 30, 1997         9.97      3.66%(c)      15,437         .45%(b)       6.50%(b)       9.4%(b)        N/A
    Year Ended December 31,
      1996                                 9.93      4.20%         14,968         .45%          6.51%         28.7%           N/A
      1995                                10.17     19.26%         14,253         .45%          6.66%          9.9%           N/A
      1994                                 9.11     (3.60)%        14,714         .45%          6.56%         41.8%           N/A
    Period Ended December 31, 1993(a)     10.10      4.47%(c)      24,309         .45%(b)       5.23%(b)       9.6%(b)        N/A

(a) Period from May 7, 1993, date shares first offered to the public, through December 31, 1993. Net investment income, aggregating $.01 per share for
     the  International   Securities  Portfolio  and  $.01  per  share  for  the
     Mortgage-Backed Securities Portfolio for the period from the initial purchase of shares on April 26, 1993 through May 6, 1993, was recognized, none of which was distributed from the International Securities Portfolio and all of which was distributed from the Mortgage-Backed Securities Portfolio to the sole shareholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Mortgage-Backed Securities Portfolio incurred unrealized gains on investments of $.01 per share during the intitial interim period. This represented activities of each portfolio prior to the initial offering.

(b)  Computed on an annualized basis.

(c)  Total return amounts have not been annualized.